UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05339

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

8383 Preston Center Plaza

Suite 360

Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Gary B. Wood, President

8383 Preston Center Plaza, Suite 360

Dallas, TX 75225
(Name and address of agent for service)

(972)-701-5400

Registrant’s telephone number, including area code

Date of fiscal year end: 9/30/2026

Date of reporting period: 3/31/2026

Item 1. Reports to Stockholders.

(a)

Concorde Wealth Management Fund
CONWX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Concorde Wealth Management Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.concordeco.com. You can also request this information by contacting us at 1-972-701-5400.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Concorde Wealth Management Fund	$77	1.46%
*	Annualized
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended March 31, 2026, the Fund  overperformed its benchmark by 889 basis points, a blended index using 45% of the Russell 1000 Value, 45% of the Barclays Intermediate Agg, 5% of the Bank of America Merrill Lynch 1-3 Year Treasuries, and 5% of the Barclays U.S. TIPS.
For the 6 months ended March 31, 2026, relative performance for the Concorde Wealth Management Fund was aided by an overweight position in the energy, royalty and precious metals securities, value oriented equities in healthcare, insurance, financials, midstream energy, income strategy, short term corporate debt, and floating rate preferred equities. Stock selection benefited relative Fund performance in the Materials and Financials sectors. Relative performance was benefited by the Fund’s overweight position in the domestic Energy sector and materials stocks.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings growth and free cash flow. This significant overweight to quality and value contributed to the Fund’s relative returns during the period, which we believe were driven by reduced investor appetite for risk to Technology.
We tactically maintained the short end on our fixed income exposure, avoiding duration risk. Our equity exposure remains diversified, with a concentration in Energy.
HOW DID THE FUND PERFORM OVER THE PAST 10 FISCAL YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Concorde Wealth Management Fund	PAGE 1	TSR-SAR-20651N307

ANNUAL AVERAGE TOTAL RETURN (%) AS OF March 31, 2026

	1 Year	5 Year	10 Year
TF (without sales charge)	17.50	7.59	8.70
S&P 500 TR	17.80	12.06	14.16
Concorde Blended	9.61	5.00	6.01
Visit www.concordeco.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$44,703,368
Number of Holdings	53
Net Advisory Fee	$172,522
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)
Texas Pacific Land Corp.	6.3%
MSILF Government Portfolio - Class Institutional	5.0%
Sprott Physical Gold Trust	4.8%
United States Treasury Notes	4.4%
Black Stone Minerals LP	3.4%
LLR Equity Partners V, LP	3.2%
Energy Transfer LP	3.1%
Exxon Mobil Corp.	3.0%
Diamondback Energy, Inc.	2.9%
Expand Energy Corp.	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	6.3%
United States Treasury Notes	5.5%
MSILF Government Portfolio - Class Institutional	5.0%
Sprott Physical Gold Trust	4.8%
Black Stone Minerals LP	3.4%
LLR Equity Partners V, LP	3.2%
Energy Transfer LP	3.1%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	3.0%
Diamondback Energy, Inc.	2.9%
Security Type Breakdown (%)

Common Stocks (53.8%)
Private Funds (9.9%)
Short-Term Investments (9.6%)
Closed-End Funds (9.0%)
U.S. Treasury Securities (5.5%)
Exchange Traded Funds (5.2%)
Open-End Funds (3.7%)
Real Estate Investment Trusts (1.8%)
Corporate Bonds (1.6%)
Cash & Other (-0.1%)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.concordeco.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Concorde Financial Corporation documents not be householded, please contact Concorde Financial Corporation at 1-972-701-5400, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Concorde Financial Corporation or your financial intermediary.
Concorde Wealth Management Fund	PAGE 2	TSR-SAR-20651N307

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form N-CSR, and is incorporated herein by reference.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Concorde Wealth Management Fund
Semi-Annual Financial Statements and Additional Information
March 31, 2026 (Unaudited)

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies
Concorde Wealth Management Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 53.8%
Finance and Insurance - 5.9%
Berkshire Hathaway, Inc. - Class B(a)	1,300	$622,960
Chubb Ltd.	2,500	814,825
JPMorgan Chase & Co.	4,100	1,206,056
		2,643,841
Information - 1.8%
Microsoft Corp.	2,200	814,374
Management of Companies and Enterprises - 1.6%
Bunge Global SA	5,550	705,960
Manufacturing - 10.6%
AbbVie, Inc.	4,200	913,458
Cisco Systems, Inc.	9,000	698,310
Hershey Co.	3,690	767,114
Hubbell, Inc.	1,400	687,036
Johnson & Johnson	2,400	586,656
Louisiana-Pacific Corp.	8,600	625,650
Northrop Grumman Corp.	650	443,456
		4,721,680
Mining, Quarrying, and Oil and Gas Extraction - 24.1%
Black Stone Minerals LP	100,336	1,517,080
Diamondback Energy, Inc.	6,500	1,285,635
Expand Energy Corp.	11,400	1,251,492
Exxon Mobil Corp.(b)	7,936	1,346,422
Franco-Nevada Corp.	3,100	765,855
Martin Marietta Materials, Inc.	1,000	588,680
Occidental Petroleum Corp.	18,600	1,209,000
Texas Pacific Land Corp.	5,955	2,826,005
		10,790,169
Retail Trade - 5.5%
Amazon.com, Inc.(a)	5,000	1,041,350
Lowe's Cos., Inc.	2,200	519,816
TJX Cos., Inc.	5,700	910,290
		2,471,456
Transportation and Warehousing - 1.2%
Canadian Pacific Kansas City Ltd.	6,500	511,290
Wholesale Trade - 3.1%
Energy Transfer LP	72,500	1,399,250
TOTAL COMMON STOCKS (Cost $11,052,115)		24,058,020
PRIVATE FUNDS - 9.9%
CLI Capital(c)	95,455	481,486
LLR Equity Partners V, LP(c)	990,000	1,416,194
LLR Equity Partners VII, LP(c)	320,000	350,020
LRVHealth, LP(c)	500,000	597,522

	Shares	Value
Moran Tice 20:20 Fund, LP(c)	500,000	$1,105,495
RCP Select Capital Fund, LP(c)	500,000	500,000
SPAC Opportunity Partners, LLC(c)	1,000,000	—
TOTAL PRIVATE FUNDS (Cost $3,790,168)		4,450,717
CLOSED-END FUNDS - 9.0%
PIMCO Flexible Credit Income Fund - Class Institutional	97,928	670,807
Sprott Physical Gold Trust(a)	60,000	2,126,400
Victory Pioneer ILS Interval Fund	117,583	1,204,048
TOTAL CLOSED-END FUNDS (Cost $2,578,224)		4,001,255

	Par
U.S. TREASURY SECURITIES - 5.5%
United States Treasury Note/Bond, 4.38%, 08/15/2026	$500,000	501,070
United States Treasury Note/Bond, 3.25%, 06/30/2029	2,000,000	1,963,672
TOTAL U.S. TREASURY SECURITIES (Cost $2,470,238)		2,464,742

	Shares
EXCHANGE TRADED FUNDS - 5.2%
JPMorgan Nasdaq Equity Premium Income ETF	7,200	399,744
JPMorgan Ultra-Short Income ETF	20,000	1,012,200
Nuveen Preferred and Income ETF	12,000	309,203
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	603,420
TOTAL EXCHANGE TRADED FUNDS (Cost $2,318,671)		2,324,567
OPEN-END FUNDS - 3.7%
Absolute Convertible Arbitrage Fund - Class Institutional	74,764	874,738
Baron Real Estate Fund - Class Institutional	8,137	312,630
Regan Total Return Income Fund - Class Institutional	47,441	451,638
TOTAL OPEN-END FUNDS (Cost $1,655,513)		1,639,006
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Real Estate and Rental and Leasing - 1.8%
First Industrial Realty Trust, Inc.	14,000	809,900
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $615,993)		809,900

The accompanying notes are an integral part of these financial statements.

1

Concorde Wealth Management Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - 1.6%
Finance and Insurance - 0.9%
Capital One NA, 4.65%, 09/13/2028	$225,000	$225,881
JPMorgan Chase & Co., 3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	150,000	149,325
		375,206
Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	175,000	173,715
Utilities - 0.3%
Cheniere Energy, Inc., 4.63%, 10/15/2028	155,000	154,601
TOTAL CORPORATE BONDS (Cost $700,457)		703,522

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)	1,073,228	1,073,228
MSILF Government Portfolio - Institutional Class, 3.57%(d)	2,232,795	2,232,795
TOTAL MONEY MARKET FUNDS (Cost $3,306,023)		3,306,023

	Par
U.S. TREASURY BILLS - 2.2%
3.70%, 04/30/2026(e)	$1,000,000	997,078
TOTAL U.S. TREASURY BILLS (Cost $997,075)		997,078
TOTAL INVESTMENTS - 100.1% (Cost $29,484,477)		$44,754,830
Liabilities in Excess of Other Assets - (0.1)%		(51,462)
TOTAL NET ASSETS - 100.0%		$44,703,368

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,450,717 or 9.9% of net assets as of March 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	The rate shown is the annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

Concorde Wealth Management Fund
Schedule of Written Options
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - (0.0)%(a)
Exxon Mobil Corp., Expiration: 04/17/2026; Exercise Price: $170.00(b)(c)	$ (339,320)	(20)	$ (10,500)
TOTAL WRITTEN OPTIONS (Premiums received $4,615)			$ (10,500)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

CONCORDE WEALTH MANAGEMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$44,754,830
Dividends receivable	25,650
Interest receivable	23,946
Cash	7,077
Dividend tax reclaims receivable	109
Prepaid expenses and other assets	654
Total assets	44,812,266
LIABILITIES:
Written option, at value	10,500
Payable to adviser	30,785
Payable for audit fees	21,846
Payable for fund administration and accounting fees	20,420
Payable for legal fees	12,753
Payable for shareholder servicing fees	3,805
Payable for expenses and other liabilities	8,789
Total liabilities	108,898
NET ASSETS	$44,703,368
NET ASSETS CONSISTS OF:
Paid-in capital	$ 29,658,603
Total distributable earnings	15,044,765
Total net assets	$44,703,368
Net assets	$44,703,368
Shares issued and outstanding(a)	2,149,449
Net asset value per share	$20.80
Cost:
Investments, at cost	$ 29,484,477
PROCEEDS:
Written options premium received	$4,615

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Concorde Wealth Management Fund
Statement of Operations
For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$537,553
Less: dividend withholding taxes	(705)
Interest income	82,749
Other income	16
Total investment income	619,613
EXPENSES:
Investment advisory fee	172,522
Fund administration and accounting fees	39,223
Transfer agent fees	33,030
Audit fees	31,428
Legal fees	10,806
Custodian fees	5,314
Reports to shareholders	3,581
Federal and state registration fees	2,961
Trustees’ fees	811
Other expenses and fees	15,152
Total expenses	314,828
NET INVESTMENT INCOME	304,785
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,478,615
Written options expired or closed	53,876
Other investments	61
Distributions received from other investment companies	32,973
Net realized gain (loss)	1,565,525
Net change in unrealized appreciation (depreciation) on:
Investments	2,751,090
Written options	(6,594)
Net change in unrealized appreciation (depreciation)	2,744,496
Net realized and unrealized gain (loss)	4,310,021
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,614,806

The accompanying notes are an integral part of these financial statements.

5

Concorde Wealth Management Fund
Statements of Changes in Net Assets

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$304,785	$457,525
Net realized gain (loss)	1,565,525	(338,089)
Net change in unrealized appreciation (depreciation)	2,744,496	3,737,658
Net increase (decrease) in net assets from operations	4,614,806	3,857,094
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,510,326)	(3,884,211)
Total distributions to shareholders	(1,510,326)	(3,884,211)
CAPITAL TRANSACTIONS:
Shares sold	43,574	612,808
Shares issued from reinvestment of distributions	1,510,326	3,884,211
Shares redeemed	(2,060,235)	(2,994,952)
Net increase (decrease) in net assets from capital transactions	(506,335)	1,502,067
NET INCREASE (DECREASE) IN NET ASSETS	2,598,145	1,474,950
NET ASSETS:
Beginning of the period	42,105,223	40,630,273
End of the period	$44,703,368	$ 42,105,223
SHARES TRANSACTIONS
Shares sold	2,248	32,661
Shares issued from reinvestment of distributions	78,013	213,535
Shares redeemed	(103,071)	(162,093)
Total increase (decrease) in shares outstanding	(22,810)	84,103

The accompanying notes are an integral part of these financial statements.

6

Concorde Wealth Management Fund
Financial Highlights

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.38	$19.46	$17.17	$17.53	$19.29	$15.79
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.21	0.28	0.20	0.36	0.06
Net realized and unrealized gain (loss) on investments(b)	1.99	1.58	2.38	0.82	(1.41)	4.09
Total from investment operations	2.12	1.79	2.66	1.02	(1.05)	4.15
Net investment income	(0.57)	(0.28)	(0.37)	(0.06)	(0.26)	(0.17)
Net realized gains	(0.14)	(1.59)	—	(1.32)	(0.45)	(0.48)
Total distributions	(0.71)	(1.87)	(0.37)	(1.38)	(0.71)	(0.65)
Net asset value, end of period	$20.80	$19.38	$19.46	$17.17	$17.53	$19.29
TOTAL RETURN(c)	11.89%	9.94%	15.41%	5.57%	−5.40%	26.61%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$44,703	$42,105	$40,630	$35,992	$34,626	$39,074
Ratio of expenses to average net assets(e)	1.46%	1.65%	1.51%	1.44%	1.41%	1.46%
Ratio of net investment income (loss) to average net assets(e)	1.41%	1.12%	1.55%	1.05%	1.88%	0.32%
Portfolio turnover rate(c)	13%	13%	30%	28%	28%	12%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Business – Concorde Wealth Management Fund (the “Fund”), is a diversified separate series of Concorde Funds, Inc. (the “Company”). Each series of the Company is organized as a class of common stock under the Company’s articles of incorporation. The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each capital share in the Fund represents an equal, proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series. The Company may establish multiple series, each of which would be organized as a class of common stock under the Company’s articles of incorporation. The Company presently has no series other than the Fund.
The primary investment objectives of the Fund are protection of capital and growth in value. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information.
Significant Accounting Policies – The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
Valuation of Securities – All investments in securities are recorded at their estimated fair value, as described in Note 2.
Federal Income Taxes – The Company’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Permanent book and tax basis differences, if any, result in reclassifications to certain components of net assets. Any such reclassifications have no effect on net assets, results of operations or net asset value (“NAV”) per share.
Management has reviewed all open tax years and major tax jurisdictions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed or expected to be taken on a tax return. The tax returns of the Company for the prior three years are open for examination.
Security Transactions and Related Income – Security transactions are accounted for on the trade date, the day securities are purchased or sold. Realized gains and losses from securities transactions are reported on the specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Dividends and Distributions to Shareholders – Distributions to shareholders are determined in accordance with Federal income tax regulations and recorded on the ex-dividend date. The Fund intends to distribute all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute all of its capital gains, as dividends to its shareholders on an annual basis. Distributions from net investment income and capital gains are generally declared and paid annually in December. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or capital gains may differ from their ultimate treatment for Federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for Federal income tax purposes.

8

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Option Writing – To generate additional income or hedge against a possible decline in the value of securities it holds, the Fund may write covered call options and write put options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The objective, as stated above, is to hedge against a possible decline in the value of securities it holds or to generate additional income when certain securities are locked in a trading range. With regards to hedging against a possible decline, the Fund may sell covered calls with strike prices below the price of a security at the time of writing the call. Regarding additional income, the Fund may sell calls on certain securities that are within a trading range, generally selling calls on securities where the strike prices are above the fair value price of the subject security.
New Accounting Pronouncements and Rule Issuances – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund adopted the new standard during the current period and adoption of the new standard impacted financial statements disclosures only and did not affect the Fund's financial position or operating results. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Gregory B. Wood is the CODM. The Fund is a single reporting segment since the CODM evaluates the Fund holistically. The CODM uses total returns, expense information, and shares transaction data consistent with that which is presented in the Fund’s financial statements to assess the single segment performance and make decisions.
The Fund is subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. The amount of foreign withholding taxes paid during the year ended December 31, 2025 is not significant and accordingly, a disclosure of income taxes paid for the year ended December 31, 2025, is not presented.
Commitments – On February 23, 2018, the Fund executed an agreement to invest in LLR Equity Partners V, L.P., a limited partnership. The capital commitment of this investment is $1,000,000. The remaining commitment as of March 31, 2026, is $10,000 and distributions subject to recall total $142,327.
On February 25, 2025, the Fund executed an agreement to invest in LLR Equity Partners VII, L.P., a limited partnership. The capital commitment of this investment is $1,000,000. The remaining commitment as of March 31, 2026, is $680,000.
On March 15, 2019, the Fund executed an agreement to invest in LRVHealth, L.P., a limited partnership. The capital commitment of this investment is $500,000. The remaining commitment as of March 31, 2026 is $10,000.

9

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 2 – SECURITIES VALUATION
Concorde Financial Corporation d/b/a Concorde Investment Management (“Concorde” or the “Advisor”) has established fair value methodologies for determining and calculating the fair value of Fund investments, in its capacity as the “valuation designee” under Rule 2a-5 of the Investment Company Act of 1940. The Company’s Board of Directors (the “Board”) oversees the valuation designee.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value in accordance with U.S. GAAP and requires disclosure about fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The three levels of inputs are as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability at the measurement date and would be based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – Equity securities, usually common stocks, foreign issued common stocks, exchange traded funds (“ETFs”), real estate investment trusts (“REITs”), registered closed-end Funds, royalty trusts, master limited partnerships and preferred stocks traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Mutual Funds – Mutual funds are generally priced at the ending NAV provided by the service agent of the mutual funds and are categorized in Level 1 of the fair value hierarchy.
Investment Funds – Investment funds that are private funds can be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a private fund does not report a value to the Fund on a timely basis, the Advisor will determine the fair value of the Fund’s investment based on the most recent NAV reported by the private fund, as well as any other relevant information available at the time the Fund values its investments. It is anticipated that fair value, portfolio holdings and other value information of the private funds could be available on no more than a semi-annual basis, with up to a 90 day lag. In the absence of specific transaction activity in a particular investment fund, the Advisor will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the private fund at the time of valuation or to adjust the value to reflect a

10

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
premium or discount. Certain investment funds may include adjustments made subsequent to period end related to subsequent valuation information obtained. Therefore, the net assets and NAV reflected for financial statement purposes may differ from the reported NAV of the Fund as of March 31, 2026. Investment funds are categorized in Level 3 of the fair value hierarchy unless measured at fair value using the NAV per share (or its equivalent), in which case, practical expedient is used for private funds and are not categorized in the fair value hierarchy.
Debt Securities – Bonds, notes, and U.S. government obligations are valued at an evaluated bid price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. Demand notes are valued at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.
Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange. If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.
All other assets of the Fund are valued in such manner as the Advisor in good faith deems appropriate to reflect their fair value.
As a general matter, the fair value of the Fund’s interest in investment funds that are private funds (“Non-Traded Funds”), will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the NAV practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Advisor will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. In the absence of specific transaction activity in a particular investment fund, the Advisor will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a fair value.
Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith by the Advisor. Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.
Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Board.

11

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Additional information on each illiquid restricted security held by the Fund on March 31, 2026 is as follows:

Security	Initial Acquisition Date	Shares/Capital Contributions	Cost	Fair Value	% of Net Assets
LLR Equity Partners V, L.P.	March 14, 2018	990,000	$559,112	$1,416,194	3.17%
LLR Equity Partners VII, L.P.	February 25, 2025	320,000	320,000	350,020	0.78%
PIMCO Flexible Credit Income	March 15, 2018	97,928	855,000	670,807	1.50%
Fund – Institutional Class
Victory Pioneer ILS Interval Fund	August 27, 2018	117,583	1,140,000	1,204,048	2.69%
LRVHealth, L.P.	July 16, 2019	500,000	443,299	597,522	1.34%
Moran Tice 20:20 Fund, L.P.	July 31, 2020	500,000	500,000	1,105,495	2.47%
SPAC Opportunity Partners,	March 24, 2021	1,000,000	1,000,000	—	—
RCP Select Capital Fund, L.P.	June 7, 2021	500,000	467,757	500,000	1.12%
CLI Capital	December 20, 2022	95,455	500,000	481,486	1.08%
			$5,785,168	$6,325,572	14.15%

The following table summarizes the inputs used to value the Fund’s investments measured at fair value as of March 31, 2026.

	Practical Expedient*	Level 1	Level 2	Level 3	Total Fair Value
Investments - Assets:
Common Stocks**	$—	$ 24,058,020	$—	$ —	$ 24,058,020
Private Funds	4,450,717^	—	—	—	4,450,717
Closed-End Funds	—	4,001,255	—	—	4,001,255
U.S. Treasury Securities	—	—	2,464,742	—	2,464,742
Exchange Traded Funds	—	2,324,567	—	—	2,324,567
Open-End Funds	—	1,639,006	—	—	1,639,006
Real Estate Investment Trusts**	—	809,900	—	—	809,900
Corporate Bonds**	—	—	703,522	—	703,522
Money Market Funds	—	3,306,023	—	—	3,306,023
U.S. Treasury Bills	—	—	997,078	—	997,078
Total Investments	$4,450,717	$ 36,138,771	$ 4,165,342	$—	$44,754,830
Other Financial Instruments - Liabilities:
Written Options	$—	$(10,500)	$—	$—	$(10,500)

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

**	See Schedule of Investments for industry classifications.

12

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	CLI Captial	—	Not Applicable	To generate income from the various loans and bonds purchased.
Real estate investment trust (REIT) that primarily invests in direct mortgage loans and other debt obligations secured by real estate assets. They concentrate in providing mortgage financing and investing in mortgage loans of niche markets with limited competition for short-term to mid-term lending needs. The Company makes interim construction and short-term to mid-term loans for the acquisition, renovation and construction of facilities in these markets.
None
	LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services	Not Applicable
	LLR Equity Partners VII, L.P.	No	Not Applicable	Capital Appreciation	The Fund will seek to make investments in lower middle market growth companies primarily focused on software and services	Not Applicable
	LRVHealth, L.P.	No	Not Applicable	Capital Appreciation	Non-diversified portfolio of insurance-linked securities	Not Applicable
	Moran Tice 20:20 Fund L.P.	Yes	30 days	Value	Diversified portfolio of investments the Investment Manager believes will be influenced by macro-economic trends and/or event-driven situations.	None
	SPAC Opportunity Partners, LLC - Class A	Yes	93 days	Capital Appreciation	Diversified portfolio of special purpose acquisition companies, or “SPACs”.	2 years
	RCP Select Capital Fund, L.P.	No	Not Applicable	Total Return	Diversified portfolio of ground-up development, value-add and income producing real estate projects and real estate financings the Investment Manager expects to achieve high internal rates of return.	Not Applicable

Level 3 Reconciliation Disclosure
The Fund did not hold any investments during the period ended March 31, 2026 with significant unobservable inputs which would be classified as Level 3.

13

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 3 – DERIVATIVE INSTRUMENTS
The average monthly value outstanding of options written during the six-month period ended March 31, 2026 for the Fund was $7,973.
The following is a summary of the effect of derivative instruments on the Fund’s Statements of Assets and Liabilities as of March 31, 2026:

Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Written Options	$ —	$10,500

The following is a summary of the effect of derivative instruments on the Fund’s Statements of Operations as of March 31, 2026:

Equity Risk Contracts	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Written Options	$53,876	$(6,595)

NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding U.S. government obligations and short-term investments, for the Fund during the six-month period ended March 31, 2026, were $4,993,574 and $5,362,974, respectively.
The Fund did not have any purchases or sales/maturities of long-term U.S. government obligations during the six-month period ended March 31, 2026.
NOTE 5 – PRINCIPAL RISKS
The Fund in the normal course of business makes investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market (market risk), or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks.
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Convertible Securities Risk. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but they are subordinated to any senior debt securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
Counterparty Risk. When the Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the

14

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
consent of the Fund. If the credit rating of a derivatives counterparty declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions.
Credit Risk. In connection with the Fund’s investments in fixed income securities, the value of the Fund may change in response to the credit ratings of the Fund’s portfolio securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security’s credit rating declines. Credit risk is the risk that the issuer of a bond will fail to make payments when due or default completely. If the issuer of the bond experiences an actual or anticipated deterioration in credit quality, the price of the bond may be negatively impacted. The degree of credit risk depends on the financial condition of the issuer and the terms of the bond.
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Debt securities are also subject to prepayment risk when interest rates decrease. Prepayment risk is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR has come under pressure following manipulation allegations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value and/or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.
Equity and General Market Risk. Equities, such as common stocks, or other equity related investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s exit from the European Union, the trade dispute between the United States and China, the risk of trade disputes with other countries, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the financial markets.
These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of fixed income or other securities held by the Fund and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the investment adviser or other service providers are unavailable due to quarantines and restrictions on travel related to the recent COVID-19 outbreak. As a result, the risk environment remains elevated. The investment adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Exchange Traded Fund Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests, in addition to the Fund’s own fees and expenses.
Foreign Securities Risk. The Fund may invest in foreign securities and, if so, it will be subject to risks associated with foreign markets, such as adverse political, currency, social and economic developments; accounting standards or governmental supervision that are not consistent with that to which U.S. companies are subject; limited information

15

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
about foreign companies; less liquidity in foreign markets; and less protection. In addition, policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets.
High Yield Risk. The Fund’s investment program permits it to invest in non-investment grade debt obligations, sometimes referred to as “junk bonds” (hereinafter referred to as “lower-quality securities”). Lower-quality securities are those securities that are rated lower than investment grade and unrated securities believed by the Advisor to be of comparable quality. Although these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be more speculative with respect to the issuer’s capacity to pay interest and repay principal.
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.
Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Private Funds Risk. The sale or transfer of investments in private funds may be limited or prohibited by contract or law. Private funds are generally fair valued in good faith by the Advisor, as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid.
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities and other restricted securities will have the effect of increasing the level of Fund illiquidity to the extent that the Fund finds it difficult to sell these securities when the Advisor believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair value of such securities for purposes of computing the NAV of the Fund.
Real Estate Investment Trust and Real Estate Risk. The value of the Fund’s investments in REITS may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.
Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant deviation relative to its benchmarks.
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market downturns than securities of larger companies. Additionally, the price of smaller companies may decline more in response to selling pressures.
Style Risk. The Advisor generally follows an investing style that favors value investments. The value investing style may, over time, go in and out of favor. At time when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investors should be prepared to tolerate volatility in Fund returns.
NOTE 6 – INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE
The Company has an Investment Advisory Agreement with Concorde to act as the Fund’s investment advisor. The Advisor provides the Fund with investment management and advisory services consistent with the Fund’s investment objectives, policies and restrictions, supervises the purchase and sale of investment transactions and administers the business and administrative operations of the Fund. For such services, for the period ended March 31, 2026, Concorde

16

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
received an annual fee of 0.80% of the Fund’s average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $172,522 for the year ended March 31, 2026, of which $30,785 was payable at March 31, 2026. Certain officers and directors of the Company are also officers and directors of Concorde.
NOTE 7 – SERVICE ORGANIZATIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), provides the Fund with administrative, fund accounting, and transfer agent services. U.S. Bank, N.A., (“USB”) an affiliate of Fund Services, serves as the Fund’s custodian. Fees incurred by the Fund to Fund Services and USB during the period ended March 31, 2026, were $47,453 and $5,314, respectively, of which $24,424, and $2,400, respectively, were payable at March 31, 2026.
The Company has an administrative agreement with National Financial Services, LLC (“NFS”). The agreement provides for monthly payments by the Fund to NFS for providing certain shareholder services (sub-transfer agent fees). Sub-transfer agent fees incurred by the Fund to NFS for the period ended March 31, 2026, were $24,800, of which $3,805 was payable at March 31, 2026.
NOTE 8 – FEDERAL TAX INFORMATION
At September 30, 2025, the Fund’s most recent fiscal year end, the Fund’s investments and components of total distributable earnings on a tax basis were as follows:

Federal Tax Cost of Investments	$31,299,922
Gross Tax Unrealized Appreciation	$14,739,767
Gross Tax Unrealized Depreciation	(3,828,041)
Net Tax Unrealized Appreciation	10,911,726
Undistributed Ordinary Income	1,086,266
Undistributed Long-Term Gains	—
Other Accumulated Gain	—
Total Distributable Earnings	$11,997,992

The difference between book-basis and tax-basis net unrealized appreciation is primarily attributable to the realization for tax purposes of the unrealized gains on an investment in a passive foreign investment company and adjustments to the tax basis of investments in partnerships.
At September 30, 2025, the Fund’s fiscal year end, the Fund had no tax basis capital loss carryovers to offset future capital gains. The Fund did not utilize a capital loss carryover during the year ended September 30, 2025, the Fund’s fiscal year end. The Fund had no late year loss deferrals and no post-October loss.
The tax character of distributions paid during the year ended September 30, 2025 and year ended September 30, 2024 was as follows:

	September 30,
	2025	2024
Ordinary income(1)	$645,509	$772,807
Long-term capital gain	3,238,702	—
	$3,884,211	$772,807

(1)	Ordinary income includes short-term capital gains.
NOTE 9 – SUBSEQUENT EVENTS
Management has evaluated the Fund’s events and transactions that occurred subsequent March 31, 2026, through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a), Statement of Assets and Liabilities and Statement of Operations.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable for the period covered by this report.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form N-CSR, and are incorporated herein by reference.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Information regarding the remuneration paid to trustees and officer is included within the financial statements filed under Item 7(a) of this Form N-CSR, and is incorporated herein by reference.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the investment advisory contracts is included with the financial statements filed under Item 7(a) of this Form N-CSR, and is incorporated herein by reference.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Concorde Funds, Inc.

By (Signature and Title)*	/s/ Gary B. Wood
Gary B. Wood, President/Principal Executive Officer

Date	06/03/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gary B. Wood
Gary B. Wood, President/Principal Executive Officer

Date	06/03/2026

By (Signature and Title)*	/s/ Gregory B. Wood
Gregory B. Wood, Treasurer/Principal Financial Officer

Date	06/03/2026

* Print the name and title of each signing officer under his or her signature.